SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest costs incurred
Total interest incurred	$ 66,004,092	$ 42,068,402	$ 48,444,855
Less: Interest capitalized	(13,752,373)	(7,182,011)
Interest expense	$ 52,251,719	34,886,391	48,444,855
Prepaid land use right
Period over which land use rights are charged to income	50 years
Impairment of long-lived assets
Impairment of long-lived assets held and used	$ 0	0	0
Shipping and handling costs
Cost of shipping products to customers	94,894,378	64,913,374	59,965,161
Government grants
Government grants received for assets	897,641	2,508,743	2,817,719
Amount of government grant recognized as an offset to depreciation expense	1,726,312	3,810,345	320,682
Unrestricted cash government subsidies received	5,524,578	2,525,918	5,380,114
Revenue recognition
Revenue	$ 3,035,511,903	2,286,119,379	1,774,970,623
Minimum
Revenue recognition
Contract term of the PPAs	3 years
Construction period for EPC service	6 months
Maximum
Revenue recognition
Contract term of the PPAs	20 years
Construction period for EPC service	1 year
Buildings | Minimum
Property and equipment, net
Estimated useful life	10 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	25 years
Plant and machinery | Minimum
Property and equipment, net
Estimated useful life	5 years
Plant and machinery | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	3 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Electronic equipment, furniture and fixtures | Minimum
Property and equipment, net
Estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property and equipment, net
Estimated useful life	5 years
Solar energy projects | Minimum
Property and equipment, net
Estimated useful life	20 years
Solar energy projects | Maximum
Property and equipment, net
Estimated useful life	25 years
Sale of project assets
Revenue recognition
Revenue	$ 90,437,349	133,896,015	11,930,935
Deferred Revenue	4,582,640
Electricity revenues
Revenue recognition
Revenue	61,641,640	5,078,737	4,944,556
EPC service
Revenue recognition
Revenue	$ 16,270,723	$ 0	$ 0